Form N-1A Cover	Mar. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Entity Central Index Key	0001608530
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 20, 2026
Prospectus Date	May 01, 2025